UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     March Global Associates, LLC

Address:  570 Lexington Avenue, 24th Floor
          New York, NY 10022


13F File Number: 028-10824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Noubar Torossian
Title:  Controller
Phone:  (212) 813-1024


Signature, Place and Date of Signing:


/s/ Noubar Torossian               New York, NY              February 14, 2008
---------------------              ---------------           -------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  60

Form 13F Information Table Value Total: $191,046
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number               Name

1           028-06311                          March Partners, LLC

                                                    FORM 13F INFORMATION TABLE

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
COLUMN 1                       COLUMN  2      COLUMN 3      COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP        (x1000)    PRN AMT   PRN CALL   DISCRETION   MANAGERS SOLE  SHARED  NONE
ADAMS RESPIRATORY THERAPEUTI   COM             00635P107      3136        52,500  SH       Shared-Defined   1            52,500
AFFILIATED COMPUTER SERVICES   CL A            008190100      7920       175,600  SH       Shared-Defined   1           175,600
ALCOA INC                      COM             013817101      2189        59,900  SH       Shared-Defined   1            59,900
ALLIANCE DATA SYSTEMS CORP     COM             018581108       667         8,900  SH       Shared-Defined   1             8,900
AMERICAN FINL RLTY TR          COM             02607P305       602        75,000  SH       Shared-Defined   1            75,000
AQUILA INC                     COM             03840P102       402       107,800  SH       Shared-Defined   1           107,800
ARMSTRONG WORLD INDS INC NEW   COM             04247X102      1103        27,500  SH       Shared-Defined   1            27,500
AXCAN PHARMA INC               COM             054923107       660        28,700  SH       Shared-Defined   1            28,700
BCE INC                        COM NEW         05534B760      7666       191,700  SH       Shared-Defined   1           191,700
BEA SYS INC                    COM             073325102     10936       693,000  SH       Shared-Defined   1           693,000
BIOGEN IDEC INC                COM             09062X 10 3    1423        25,000      CALL Shared-Defined   1            25,000
BRINKS CO                      COM             109696104      8477       141,900  SH       Shared-Defined   1           141,900
CABLEVISION SYS CORP           CL A NY CABLVS  12686C109      6000       244,900  SH       Shared-Defined   1           244,900
CLAYMONT STEEL HOLDINGS INC    COM             18382P104       383        16,400  SH       Shared-Defined   1            16,400
CLEAR CHANNEL COMMUNICATIONS   COM             184502102     10589       306,750  SH       Shared-Defined   1           306,750
CLEAR CHANNEL OUTDOOR HLDGS    CL A            18451C109       559        20,200  SH       Shared-Defined   1            20,200
COGNOS INC                     COM             19244C109      2677        46,500  SH       Shared-Defined   1            46,500
COMMERCE BANCORP INC NJ        COM             200519106      2109        55,300  SH       Shared-Defined   1            55,300
DOW CHEM CO                    COM             260543 10 3    1971        50,000      CALL Shared-Defined   1            50,000
ECHOSTAR COMMUNICATIONS NEW    CL A            278762109      5092       135,000  SH       Shared-Defined   1           135,000
ELAN PLC                       ADR             284131 20 8    1099        50,000      PUT  Shared-Defined   1            50,000
ENERGY EAST CORP               COM             29266M109      5273       193,800  SH       Shared-Defined   1           193,800
ENERGY PARTNERS LTD            COM             2927OU105      2730       231,199  SH       Shared-Defined   1           231,199
EQUITABLE RES INC              COM             294549100      2605        48,900  SH       Shared-Defined   1            48,900
FARMER BROS CO                 COM             307675108      1553        67,554  SH       Shared-Defined   1            67,554
FINISH LINE INC                CL A            317923 10 0     121        50,000      CALL Shared-Defined   1            50,000
FIRST AMERN CORP CALIF         COM             318522 30 7    1024        30,000      CALL Shared-Defined   1            30,000
FOOT LOCKER INC                COM             344849104       307        22,500  SH       Shared-Defined   1            22,500
GENLYTE GROUP INC              COM             372302109      1904        20,000  SH       Shared-Defined   1            20,000
GRANT PRIDECO INC              COM             38821G101      1943        35,000  SH       Shared-Defined   1            35,000
HARMAN INTL INDS INC           COM             413086109      5830        79,100  SH       Shared-Defined   1            79,100
HARMAN INTL INDS INC           COM             413086 10 9    1106        15,000      CALL Shared-Defined   1            15,000
HARRAHS ENTMT INC              COM             413619107      6745        76,000  SH       Shared-Defined   1            76,000
HEARST-ARGYLE TELEVISION INC   COM             422317107      5057       228,700  SH       Shared-Defined   1           228,700
HUNTSMAN CORP                  COM             447011107      4842       188,400  SH       Shared-Defined   1           188,400
INGERSOLL-RAND COMPANY LTD     CL A            G4776G 10 1     697        15,000      CALL Shared-Defined   1            15,000
INGERSOLL-RAND COMPANY LTD     CL A            G4776G 10 1     697        15,000      CALL Shared-Defined   1            15,000
LANDAMERICA FINL GROUP INC     COM             514936103      2168        64,800  SH       Shared-Defined   1            64,800
LOUISIANA PAC CORP             COM             546347105      5030       367,700  SH       Shared-Defined   1           367,700
MACYS INC                      COM             55616P104      1733        67,000  SH       Shared-Defined   1            67,000
MGI PHARMA INC                 COM             552880106      4665       115,100  SH       Shared-Defined   1           115,100
MGM MIRAGE                     COM             552953101      6940        82,600  SH       Shared-Defined   1            82,600
MYERS INDS INC                 COM             628464109      3424       236,635  SH       Shared-Defined   1           236,635
NATIONAL CITY CORP             COM             635405103       166        10,096  SH       Shared-Defined   1            10,096
NORTHWESTERN CORP              COM NEW         668074305      5334       180,800  SH       Shared-Defined   1           180,800
ORIENT-EXPRESS HOTELS LTD      CL A            G67743 10 7    1961        34,100  SH       Shared-Defined   1            34,100
PDL BIOPHARMA INC              COM             69329Y104      2794       159,500  SH       Shared-Defined   1           159,500
PENNSYLVANIA RL ESTATE INVT    SH BEN INT      709102107      1442        48,600  SH       Shared-Defined   1            48,600
PHH CORP                       COM             693320202      6324       358,500  SH       Shared-Defined   1           358,500
QUANEX CORP                    COM             747620102      4853        93,500  SH       Shared-Defined   1            93,500
REDDY ICE HLDGS INC            COM             75734R105      5568       220,000  SH       Shared-Defined   1           220,000
RETAIL VENTURES INC            COM             76128Y102       382        75,000  SH       Shared-Defined   1            75,000
RIO TINTO PLC                  SPONSORED ADR   767204100      1890         4,500  SH       Shared-Defined   1             4,500
SLM CORP                       COM             78442P106      1786        88,700  SH       Shared-Defined   1            88,700
SPRINT NEXTEL CORP             COM SER 1       852061100      1947       148,250  SH       Shared-Defined   1           148,250
TRANE INC                      COM             892893108      4671       100,000  SH       Shared-Defined   1           100,000
UAP HLDG CORP                  COM             903441103      3505        90,800  SH       Shared-Defined   1            90,800
VENTANA MED SYS INC            COM             92276H106      2381        27,300  SH       Shared-Defined   1            27,300
VIRGIN MEDIA INC               COM             92769L101      2028       118,300  SH       Shared-Defined   1           118,300
WENDYS INTL INC                COM             950590 10 9?   1959        75,800  SH       Shared-Defined   1            75,800
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